Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of inventories
December 31,		December 31,
	2020		2019
	$		$
Stockpiles	1,047		4,096
Concentrates	4,185		4,376
Supplies and spare parts	18,244		17,581

	23,476		26,053